19. INCOME TAXES: Schedule of Provision for Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Tables/Schedules
Schedule of Provision for Income Taxes
	For the Year Ended
	December 31,	December 31,
	2024	2023
Loss before income taxes	$(3,856,587)	$(241,504)

Change in deferred tax liability	-	4,172
Income tax benefit	$-	$4,172